Volumetric Fund
Volumetric Fund
INVESTMENT OBJECTIVE
Volumetric Fund’s (the “Fund”) investment objective is capital growth. Its secondary objective is downside protection
Its secondary objective is downside protection.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Volumetric Fund
Maximum Sales Charge (Load) on Purchases:	none
Maximum Sales Charge (Load) on Reinvested Dividends:	none
Deferred Sales Charge:	none
Redemption Fee:	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Volumetric Fund
Management Fee	1.94%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.94%

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Volumetric Fund	197	609	1,047	2,264

The Example does not reflect reinvested dividends and other distributions. If these were included your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund typically invests in a broadly diversified portfolio of large and mid-cap domestic stocks; although its portfolio may also contain small-cap stocks with annual revenues between $0.5 and $1 billion. Its securities are generally a blend of value and growth stocks. The Fund invests primarily in issues listed on the New York Stock Exchange, and to a lesser extent, in common stocks of NASDAQ and other exchanges. The Fund may also invest up to 15% of its net assets, in SPDR based ETFs or equivalents. Under negative stock market conditions, the Fund may allocate, for temporary defensive purposes, a large portion of its assets in cash equivalents or United States government securities for downside protection. A description of the Fund’s policies with respect to disclosure of its portfolio holdings is available on page 8 in the Statement of Additional Information (“SAI”).

PRINCIPAL INVESTMENT RISKS
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth more or less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that the Adviser’s judgment about particular stocks is incorrect and the perceived value of such stocks is not realized by the market or their prices decline.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for one, five and ten years, as compared to those of the broad based Standard & Poor’s 500 Index.  As with all mutual funds, the Fund’s past performance, before and after taxes, does not predict how the Fund will perform in the future.

ANNUAL TOTAL RETURNS

During the period shown in the bar chart, the highest return for a quarter was 13.0% (quarter ended September 30, 2009) and the lowest return for a quarter was –20.1% (quarter ended December 31, 2008).

Average Annual Total Returns for Year Ending 2013
Average Annual Returns		1 Year	5 Years	10 Years	Since Inception	Inception Date
Volumetric Fund		26.42%	14.05%	6.52%	10.61%	Dec. 31, 1978
Volumetric Fund After Taxes on Distributions		25.32%	11.92%	5.94%
Volumetric Fund After Taxes on Distributions and Sales		20.29%	12.97%	5.53%
Volumetric Fund Standard & Poor’s 500 Composite Index	[1]	29.66%	15.85%	6.99%	10.16%	Dec. 31, 1978
[1]	Does not reflect deductions for fees, expenses or taxes

   After tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.